Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Initial Class	Aug. 04, 2023
Bar Chart Table:
Annual Return 2013	41.10%
Annual Return 2014	9.64%
Annual Return 2015	4.71%
Annual Return 2016	5.24%
Annual Return 2017	22.16%
Annual Return 2018	(1.09%)
Annual Return 2019	27.19%
Annual Return 2020	36.15%
Annual Return 2021	19.41%
Annual Return 2022	(34.63%)